Note 6 - Consideration Receivable	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Consideration Receivable [Text Block]
6.	CONSIDERATION RECEIVABLE

In order to enhance our return on cash during the strategic transition period, in March 2013, the Group made an equity method investment to a real estate developer in Langfang City, Hebei Province (the "Langfang Developer"). The Group invested an aggregate $22,142,400 in consideration for 49% of its equity interests. In December 2013, the Company transferred this investment to two third party companies at the consideration of $24,930,702. As of December 31, 2013, the Company has collected $11,481,244 in cash. The carrying balance of consideration receivable was $13,400,882 as of December 31, 2014.

The consideration receivable was pledged by the 100% equity interests of Langfang Developer. As of December 31, 2014, based on the valuation of the 100% equity interests of Langfang Developer performed by a third party appraiser, there was no impairment loss of the consideration receivable.

In December 2015, the Company fully collected the consideration receivable. The carrying balance of consideration receivable was nil as of December 31, 2015.